As filed with the Securities and Exchange Commission on March 15, 2019

Securities Act File No. 033-52272

Investment Company Act File No. 811-07170

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 107	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 110	[X]

TCW FUNDS, INC.

(Registrant Exact Name as Specified in Charter)

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Address of Principal Executive Offices (Number, Street, City, State and Zip Code))

Registrant’s Telephone Number, including Area Code: 1 (213) 244-0000

Patrick W. Dennis, Esq.

Vice President and Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and Address (Number, Street, City, State and Zip Code) of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)

[   ] on (date) pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] on (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Please send a copy of communications to:

David A. Hearth, Esq.

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 107 to the Registrant’s registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California on the 15th day of March, 2019.

TCW FUNDS, INC.

By: /s/ Patrick W. Dennis
Patrick W. Dennis
Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 107 to the Registrant’s registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* /s/ Patrick C. Haden
Patrick C. Haden	Chairman and Director	March 15, 2019

/s/ David S. DeVito
David S. DeVito	Director, President and Chief Executive Officer	March 15, 2019

* /s/ Samuel P. Bell
Samuel P. Bell	Director	March 15, 2019

* /s/ Peter McMillan
Peter McMillan	Director	March 15, 2019

* /s/ Victoria B. Rogers
Victoria B. Rogers	Director	March 15, 2019

* /s/ Marc I. Stern
Marc I. Stern	Director	March 15, 2019

* /s/ Andrew Tarica
Andrew Tarica	Director	March 15, 2019

/s/ Richard M. Villa
Richard M. Villa	Treasurer and Principal Financial and Accounting Officer	March 15, 2019

*By:	/s/ Patrick W. Dennis
Patrick W. Dennis
* Pursuant to Powers of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase